Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2025	2024
Accounts receivable	$2,661,416	$2,085,535
Less: Provision for credit losses	(80,686)	(79,535)
Accounts receivable, net	$2,580,730	$2,006,000

As of June 30, 2025, the Group has pledged accounts receivable in total of US$2,629,554 (RMB18,837,074), owned or entitled to dispose of by law as the pledged assets to provide guarantee for the short-term loan contracts of US$2,093,919 (RMB15,000,000) in the aggregate, signed with China Everbright Bank and Bank of Shanghai (Note 10).

Provisions for credit losses of nil, US$73,310 and US$6,953 were recorded for the years ended June 30, 2025, 2024 and 2023, respectively. Movement of provision for credit losses was as follows:

	For the years ended June 30,
	2025	2024	2023
Balance at beginning of the year	$79,535	$6,668	$-
Add: Provision for credit losses	-	73,310	6,953
Foreign currency translation adjustment	1,151	(443)	(285)
Balance at the end of the year	$80,686	$79,535	$6,668